Leases - Summary of Amounts Recognized in Income Statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Depreciation expense of Right of Use assets	€ 6,121	€ 6,892	€ 6,247
Interest expense on lease liabilities	862	759	581
Expense relating to short-term leases	2,033	1,392	2,118
Expense relating to leases of low-value assets	1,935	5,172	4,749
Total amount recognized in profit or loss	€ 10,951	€ 14,215	€ 13,695